Employee Benefit Plans (Determination of Fair Value) (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 0 months 29 days	6 years 0 months 29 days	6 years 0 months 29 days
Risk free interest rate	0.90%	1.73%	1.98%
Expected volatility	56.00%	60.00%	60.00%
Dividend rate	0.00%	0.00%	0.00%
Weighted average exercise price per share	$ 5.75	$ 4.74	$ 3.07
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		0.00%	0.00%
Expected volatility		0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%
Weighted average exercise price per share	$ 9.40	$ 0.00	$ 0.00
Employee Stock Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	8 months 1 day
Risk free interest rate	0.15%
Expected volatility	53.00%
Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 years 2 months 1 day
Risk free interest rate	0.31%
Expected volatility	58.00%